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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        3/31/2012
                                                  -------------
Check here if Amendment[  ]:  Amendment Number:
                                                  -------------

This Amendment (Check only one):    [   ]is a restatement
                                    [   ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Netols Asset Management, Inc.
               --------------------------------------------------
Address:       1045 W. Glen Oaks Lane, Suite 202
               --------------------------------------------------
               Mequon, WI 53092
               --------------------------------------------------

Form 13F File Number 28-12202

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:
Name:          Jeffrey W. Netols
               --------------------------------------------------
               Title:President
               --------------------------------------------------
               Phone:262-240-2930
               --------------------------------------------------

Signature, Place, and Date of Signing:



/s/ Jeffrey W. Netols
--------------------------------
(Signature)
Mequon, WI
--------------------------------
(City, State)
May 10, 2012
--------------------------------


Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. (If there are no entries in this list, omit this section.)

28-01190 Frank Russell Company

                             Form 13F Summary Page

                                Report Summary:


Number of Other Included Managers:
               0
   --------------

Form 13F Information Table Entry Total:
              71
   --------------
Form 13F Information Table Value Total:
          763,766(thousands)
   --------------



List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. (If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

None

Form 13F INFORMATION TABLE
3/31/2012

COLUMN 1                       COLUMN 2    COLUMN 3  COLUMN 4           COLUMN 5      COLUMN 6  COLUMN 7         COLUMN 8

     NAME                       TITLE                  VALUE       SHARES/  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
 OF ISSUER                     OF CLASS     CUSIP    (X$1,000)    PRINCIPAL PRN CALL DISCRETION MANAGERS  SOLE    SHARED    NONE
---------------------------------------------------------------------------------------------------------------------------------
AARONS INC                    COM PAR
                              $0.50       002535300    11,178     431,581   SH          SOLE               379,291           52,290
ACCURIDE CORP NEW             COM NEW     00439T206    12,783   1,470,968   SH          SOLE             1,292,074          178,894
ACTUANT CORP                  CL A NEW    00508x203    13,141     453,309   SH          SOLE               398,499           54,810
ACUITY BRANDS INC             COM         00508Y102     6,341     100,918   SH          SOLE                88,075           12,843
AMERICAN CAMPUS CMNTYS INC    COM         024835100     3,727      83,350   SH          SOLE                73,241           10,109
ANN INC                       COM         035623107    13,485     470,841   SH          SOLE               413,909           56,932
ARBITRON INC                  COM         03875Q108    11,233     303,768   SH          SOLE               266,872           36,896
BANK HAWAII CORP              COM         062540109     9,356     193,516   SH          SOLE               169,938           23,578
BARRETT BILL CORP             COM         06846N104     7,009     269,464   SH          SOLE               236,839           32,625
CABELAS INC                   COM         126804301    16,628     435,858   SH          SOLE               382,863           52,995
CAPELLA EDUCATION COMPANY     COM         139594105     9,314     259,087   SH          SOLE               227,689           31,398
CARPENTER TECHNOLOGY CORP     COM         144285103    11,643     222,926   SH          SOLE               195,974           26,952
CARTER INC                    COM         146229109    13,776     276,803   SH          SOLE               243,256           33,547
CEDAR FAIR L P                DEPOSITARY
                              UNIT        150185106    11,081     374,496   SH          SOLE               329,072           45,424
CEDAR REALTY TRUST INC        COM NEW     150602209     2,303     449,781   SH          SOLE               395,795           53,986
CHEESECAKE FACTORY INC        COM         163072101     9,869     335,791   SH          SOLE               295,169           40,622
CIBER INC                     COM         17163B102     8,750   2,063,634   SH          SOLE             1,812,457          251,177
COINSTAR INC                  COM         19259P300    14,931     234,949   SH          SOLE               206,488           28,461
COMMERCIAL VEH GROUP INC      COM         202608105    10,855     889,021   SH          SOLE               781,201          107,820
COMMUNITY BK SYS INC          COM         203607106     8,740     303,668   SH          SOLE               266,676           36,992
COMPASS MINERALS INTL INC     COM         20451N101    11,841     165,052   SH          SOLE               145,172           19,880
DOMINOS PIZZA INC             COM         25754A201    15,015     413,639   SH          SOLE               363,538           50,101
EMPIRE DIST ELEC CO           COM         291641108     9,228     453,483   SH          SOLE               398,613           54,870
ENDURANCE SPECIALTY HLDGS LT  SHS         G30397106    10,714     263,492   SH          SOLE               231,434           32,058
ENTEGRIS INC                  COM         29362U104    10,250   1,097,383   SH          SOLE               964,255          133,128
ETHAN ALLEN INTERIORS INC     COM         297602104    13,067     516,068   SH          SOLE               453,311           62,757
FAIR ISAAC CORP               COM         303250104    17,957     409,054   SH          SOLE               359,427           49,627
FAIRCHILD SEMICONDUCTOR INTL  COM         303726103    10,631     723,219   SH          SOLE               636,338           86,881
FELCOR LODGING TR INC         COM         31430F101     7,833   2,175,718   SH          SOLE             1,911,191          264,527
FIRST INDUSTRIAL REALTY
  TRUST INC                   COM         32054K103    12,670   1,025,923   SH          SOLE               901,965          123,958
GARDNER DENVER INC            COM         365558105    10,466     166,078   SH          SOLE               146,040           20,038
GENESEE & WYO INC             CL A        371559105     9,538     174,755   SH          SOLE               153,665           21,090
GIBRALTAR INDS INC            COM         374689107     7,841     517,564   SH          SOLE               454,265           63,299
GLACIER BANCORP INC NEW       COM         37637Q105     9,337     624,951   SH          SOLE               549,241           75,710
HAEMONETICS CORP              COM         405024100    10,038     144,058   SH          SOLE               126,735           17,323
HANOVER INS GROUP INC         COM         410867105    11,728     285,225   SH          SOLE               250,454           34,771
MILLER HERMAN INC             COM         600544100     8,267     360,042   SH          SOLE               316,312           43,730
INTEGRATED DEVICE TECHNOLOGY  COM         458118106    11,412   1,596,018   SH          SOLE             1,401,654          194,364
INTREPID POTASH INC           COM         46121Y102     9,499     390,420   SH          SOLE               343,091           47,329
ION GEOPHYSICAL CORP          COM         462044108     5,345     828,734   SH          SOLE               729,617           99,117
LIFEPOINT HOSPITALS INC       COM         53219L109     8,414     213,344   SH          SOLE               187,521           25,823
MAGELLAN HEALTH SVCS INC      COM NEW     559079207     8,409     172,286   SH          SOLE               151,561           20,725
MERIT MED SYS INC             COM         589889104    10,004     805,458   SH          SOLE               711,829           93,629
MGIC INVT CORP WIS            COM         552848103     9,609   1,937,372   SH          SOLE             1,702,618          234,754
MID-AMER APT CMNTYS INC       COM         59522J103    11,324     168,942   SH          SOLE               148,455           20,487
NATIONAL HEALTH INVS INC      COM         63633D104     9,100     186,543   SH          SOLE               163,997           22,546
NORTH AMERN ENERGY PARTNERS   COM         656844107     2,801     571,638   SH          SOLE               502,341           69,297
OLD NATL BANCORP IND          COM         680033107    11,212     853,308   SH          SOLE               749,548          103,760
PROGRESS SOFTWARE CORP        COM         743312100    11,373     481,500   SH          SOLE               423,134           58,366
PROSPERITY BANCSHARES INC     COM         743606105    11,124     242,873   SH          SOLE               213,491           29,382
PSS WORLD MED INC             COM         69366A100     8,363     330,034   SH          SOLE               289,862           40,172
ROBBINS & MYERS INC           COM         770196103    13,380     257,055   SH          SOLE               226,027           31,028
SELECTIVE INS GROUP INC       COM         816300107    10,422     591,810   SH          SOLE               520,153           71,657
SUN COMMUNITIES INC           COM         866674104    20,244     467,214   SH          SOLE               410,436           56,778
SUNOPTA INC                   COM         8676EP108     6,052   1,106,386   SH          SOLE               971,937          134,449
SUNRISE SENIOR LIVING INC     COM         86768K106    10,789   1,707,147   SH          SOLE             1,500,192          206,955
SUPERIOR ENERGY SVS INC       COM         868157108    10,354     392,802   SH          SOLE               345,294           47,508
TENNECO INC                   COM         880349105    11,248     302,771   SH          SOLE               266,175           36,596
TITAN INTL INC ILL            COM         88830M102    13,728     580,482   SH          SOLE               510,197           70,285
TRACTOR SUPPLY CO             COM         892356106    16,753     184,993   SH          SOLE               162,553           22,440
TREEHOUSE FOODS INC           COM         89469A104    11,989     201,500   SH          SOLE               177,076           24,424
TRIMAS CORP                   COM NEW     896215209     9,700     433,242   SH          SOLE               380,807           52,435
UNITED NAT FOODS INC          COM         911163103    13,715     293,940   SH          SOLE               258,570           35,370
UNITED RENTALS INC            COM         911363109    21,618     504,037   SH          SOLE               443,137           60,900
UNITED STATIONERS INC         COM         913004107     8,632     278,172   SH          SOLE               244,510           33,662
U S PHYSICAL THERAPY INC      COM         90337L108     9,221     400,048   SH          SOLE               351,661           48,387
WABTEC CORP                   COM         929740108    14,976     198,706   SH          SOLE               174,651           24,055
WEBSTER FINL CORP CONN        COM         947890109     9,084     400,726   SH          SOLE               351,858           48,868
WESTAMERICA BANCORPORATION    COM         957090103     7,890     164,385   SH          SOLE               144,490           19,895
WHITING PETE CORP NEW         COM         966387102    14,314     263,601   SH          SOLE               231,519           32,082
WMS INDS INC                  COM         929297109     9,104     383,630   SH          SOLE               337,097           46,533

TOTAL                                                 763,766  37,030,550                               32,544,393      0 4,486,157
                                                      =======  ==========                               ========== ====== =========